Debt - Term Loan Agreement ("TLA") (Details) - Term Loan $ in Millions	1 Months Ended
Oct. 31, 2023 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300.0
Debt instrument, basis spread on variable rate	2.00%
Debt instrument, term	5 years